COMMITMENTS AND CONTINGENCIES - Narrative (Details) ₪ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 22, 2021 USD ($)	May 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Rental expense			$ 4.7	$ 4.7	$ 4.3
Licenses
Lessee, Lease, Description [Line Items]
Payment on conditions	$ 13.0		13.0
Licenses | Subject to satisfaction of certain conditions
Lessee, Lease, Description [Line Items]
Additional payment (up to)	34.0		34.0
Payment on conditions	$ 8.0		$ 8.0
TeamSava and other related parties | Pending litigation
Lessee, Lease, Description [Line Items]
Damages sought | ₪		₪ 27.3
Minimum
Lessee, Lease, Description [Line Items]
Lease renewal option periods			2 years
Maximum
Lessee, Lease, Description [Line Items]
Lease renewal option periods			5 years